Investments in affiliates	12 Months Ended
Dec. 31, 2012
Investments in affiliates

10. Investments in affiliates

Investments accounted for under the equity method of accounting

In July 2008, the Group invested 30.0% equity interests in Kela (Hong Kong) Jewelry Investment Limited (“Kela”) for cash of $1.2 million. In October 2009, the Group increased its investment in Kela from 30.0% to 35.0%. In July 2010, the Group’s investment in Kela decreased from 35.0% to 22.1% as a result of dilution due to issuance of additional shares by Kela to new investors. As the Group has the ability to exercise significant influence over Kela, the Group accounts for this investment using the equity method of accounting. In May 2011, the Group sold all its equity interests in Kela to another shareholder of Kela, a third party of the Group, for cash of RMB39.6 million ($6.1 million USD equivalent). The gain on the disposition of the investment in Kela in 2011 was $5,421,753 and was recognized in other income in the consolidated statement of operations. The Group’s equity in losses of Kela in 2010 and 2011 were $443,123 and $28,567, respectively, and were recognized in equity in losses of affiliates in the consolidated statements of operations.

In June 2009, the Group invested 26.0% equity interests in KYOBI Cosmetics (Hong Kong) Co., Limited (“KYOBI”) for cash of RMB8.0 million ($1.2 million USD equivalent). As the Group has the ability to exercise significant influence over KYOBI, the Group accounts for this investment using the equity method of accounting. The Group’s equity in losses of KYOBI in 2009 was $403,986 and was recognized in other expenses in the consolidated statement of operations. In April 2010, the Group sold all its equity interests in KYOBI to another shareholder of KYOBI, a third party of the Group, for cash of RMB8.0 million ($1.2 million USD equivalent). The gain on the disposition of the investment in KYOBI in 2010 was $404,750 and was recognized in other income in the consolidated statement of operations.

In January 2010, Shanghai An-Nai-Chi, a company which previously was a 51.0% equity-owned consolidated subsidiary of the Group, received a cash injection of $1.5 million from a third party of the Group. After the cash injection, the Group retained 33.2% equity interests in Shanghai An-Nai-Chi and no longer had control in Shanghai An-Nai-Chi. As the Group holds one out of five board seats on the Board of Shanghai An-Nai-Chi and has significant influence over financial and operating decision-making after deconsolidation, the Group accounts for the retained 33.2% equity interests using the equity method of accounting. The retained investment was re-measured at fair value of $1.1 million on the date the Group deconsolidated Shanghai An-Nai-Chi. The Group’s equity in losses of Shanghai An-Nai-Chi in 2010 and 2011 were $353,598 and $743,153, respectively and were recognized in equity in losses of affiliates in the consolidated statement of operations. The carrying amount of the investment in Shanghai An-Nai-Chi has been reduced to zero as of December 31, 2011. The Group did not recognize any equity in losses of Shanghai An-Nai-Chi in 2012 as the Group has no obligation to fund additional losses.

On December 31, 2012, the Group acquired 9.3% of the equity interests in China Branding Company Limited (“CBG”) for cash of $1.3 million. Mr. Robert W. Roche, Acorn’s co-founder and the chairman of the Board of Directors, individually holds an additional 7.6% equity interests in CBG and holds one out of five board seats of CBG and accordingly, Mr. Roche is able to exercise significant influence through his participation on the Board of Directors. As such, management believes that it can exercise significant influence over CBG through the Group’s direct equity investment, the Group’s indirect investment through Mr. Roche’s equity interest, and Mr. Roche’s significant influence over CBG. Therefore, the Group accounts for this investment using the equity method of accounting

Investment accounted for under the cost method of accounting

In June 2009, the Group sold 33.0% equity interests in Shanghai Yimeng, a company which previously was a 51.0% equity-owned consolidated subsidiary of the Group. After the sale, the Group retained an 18.0% equity interest in Shanghai Yimeng and did not have the ability to exercise significant influence over Shanghai Yimeng’s operational and financial policies and activities. The Group accounts for the retained 18.0% equity interests using the cost method of accounting. The retained investment was recorded at fair value of $4.2 million on the date the Group deconsolidated Shanghai Yimeng. In 2010, the Group’s investment in Shanghai Yimeng decreased from 18.0% to 16.2% as a result of the Group’s disposal of 1.8% equity interests. In 2011, the Group’s interests in Shanghai Yimeng further decreased to 12.9% as a result of the dilution due to issuance of additional shares to a new investor.